NOTE 11 - EQUITY TRANSACTIONS	12 Months Ended
Dec. 31, 2019
Notes
NOTE 11 - EQUITY TRANSACTIONS

NOTE 11 – EQUITY TRANSACTIONS

Common Stock

The Company has authorized 140,000,000 shares of common stock with a par value of $0.001, and had 7,361,005 and 7,281,005 common shares issued and outstanding at December 31, 2019 and 2018, respectively.

In September 2018, the Company issued 3,500,000 shares of common stock in connection with the purchase of tangible and intangible assets valued at $375,000 (Note 3).

In December 2018, the Company issued 600,000 shares of common stock to nonaffiliates for professional services rendered to the Company totaling $124,000.

On August 29, 2019, the Company issued 50,000 shares of its common stock for legal services rendered to the Company totaling $15,000.

On November 21, 2019, the Company issued 30,000 shares of its common stock for the conversion of accrued interest on convertible notes payable and conversion fees totaling $12,600 (Note 7).

Preferred Stock

The Company has authorized 20,000,000 shares of Preferred Stock with no shares designated, issued, or outstanding as of December 31, 2018.  On December 10, 2019, the Company designated 50,000 shares of Series D Preferred Stock (“Series D”) with par value of $0.001.  Each share of Series D participates in dividends and liquidation equal to common stock, is convertible into common stock at the option of the holder on a one-for-one basis, and carries 10,000 common votes on any matter submitted to common stockholder vote.

Also on December 10, 2019, the Company issued 5,000 shares of its Series D Preferred Stock for the conversion of related party accrued interest of $10,000.  The Series D were valued at $.046 per share by an independent, qualified valuation firm in accordance with the fair value standard set forth in ASC 820-10-35-37, “Fair Value Measurement” (the “Valuation”).  The Valuation was performed using a complex market approach and option pricing model allocation methodology, which took into account various factors and inputs to allocate a control premium due to the super-majority voting designation.   The $228 total value of the 5,000 shares of Series D issued in connection with satisfaction of this related party debt resulted in the remaining $9,772 being recorded in additional paid-in capital as related party debt forgiveness (Note 7).